Document and Entity Information	Sep. 03, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001219601
Document Type	8-K
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	CROWN HOLDINGS, INC.
Entity Incorporation State Country Code	PA
Entity File Number	001-41550
Entity Tax Identification Number	75-3099507
Entity Address, Address Line One	14025 Riveredge Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33637
City Area Code	215
Local Phone Number	698-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock $5.00 Par Value
Trading Symbol	CCK
Security Exchange Name	NYSE
Borrowings [Member]
Document And Entity Information [Line Items]
Security 12b Title	7 1/2% Debentures Due 2096
Trading Symbol	CCK96
Security Exchange Name	NYSE